UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-01582

THE ENTERPRISE GROUP OF FUNDS, INC.

(Exact name of registrant as specified in charter)

3343 Peachtree Road

Atlanta, Georgia 30326

(Address of principal executive offices)

ENTERPRISE CAPITAL MANAGEMENT, INC.

3343 Peachtree Road

Atlanta, Georgia 30326

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K. Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (800) 432-4320

Date of fiscal year end: October 31

Date of reporting period: May 1, 2007 – July 31, 2007

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of July 31, 2007. The schedules have not been audited.

The Enterprise Group of Funds, Inc.

Quarterly Report

July 31, 2007

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.1%)
Hotels, Restaurants & Leisure (2.7%)
McDonald’s Corp.	405,342	$19,403,722

Media (2.5%)
McGraw-Hill Cos., Inc.	291,330	17,625,465

Textiles, Apparel & Luxury Goods (1.9%)
NIKE, Inc., Class B	245,025	13,831,661

Total Consumer Discretionary		50,860,848

Consumer Staples (16.8%)
Beverages (7.5%)
Coca-Cola Co.	534,855	27,871,294
PepsiCo, Inc.	395,841	25,975,086

		53,846,380

Food & Staples Retailing (3.5%)
Costco Wholesale Corp.	423,644	25,333,911

Household Products (5.8%)
Colgate-Palmolive Co.	162,617	10,732,722
Procter & Gamble Co.	507,096	31,368,959

		42,101,681

Total Consumer Staples		121,281,972

Energy (16.3%)
Energy Equipment & Services (11.6%)
Baker Hughes, Inc.	305,227	24,128,195
Halliburton Co.	635,666	22,896,689
Schlumberger Ltd.	386,940	36,650,957

		83,675,841

Oil, Gas & Consumable Fuels (4.7%)
Devon Energy Corp.	268,728	20,049,796
Exxon Mobil Corp.	163,200	13,893,216

		33,943,012

Total Energy		117,618,853

Financials (5.2%)
Capital Markets (1.8%)
Merrill Lynch & Co., Inc.	168,111	12,473,836

Consumer Finance (3.4%)
American Express Co.	419,331	24,547,637

Total Financials		37,021,473

Health Care (15.9%)
Biotechnology (3.1%)
Genentech, Inc.*	99,110	7,371,802
Gilead Sciences, Inc.*	396,141	14,748,329

		22,120,131

Health Care Equipment & Supplies (3.2%)
Stryker Corp.	369,638	23,076,500

Pharmaceuticals (9.6%)
Abbott Laboratories	423,044	21,444,101
Allergan, Inc.	398,141	23,143,936
Merck & Co., Inc.	500,552	24,852,407
		69,440,444

Total Health Care		114,637,075

Industrials (10.2%)
Air Freight & Logistics (1.0%)
FedEx Corp.	62,106	6,877,618

Construction & Engineering (1.0%)
Fluor Corp.	62,300	7,196,273

Electrical Equipment (3.6%)
Emerson Electric Co.	557,946	26,262,518

Industrial Conglomerates (4.6%)
General Electric Co.	849,488	32,926,155

Total Industrials		73,262,564

Information Technology (28.1%)
Communications Equipment (9.9%)
Cisco Systems, Inc.*	500,038	14,456,098
QUALCOMM, Inc.	668,069	27,825,074
Research In Motion Ltd.*	137,314	29,385,196

		71,666,368

Computers & Peripherals (7.1%)
Apple, Inc.*	200,221	26,381,119
Hewlett-Packard Co.	534,255	24,591,758

		50,972,877

Internet Software & Services (4.6%)
Google, Inc., Class A*	64,857	33,077,070

IT Services (3.1%)
Paychex, Inc.	544,256	22,521,313

Semiconductors & Semiconductor Equipment (1.5%)
Intel Corp.	463,533	10,948,650

Software (1.9%)
Electronic Arts, Inc.*	275,919	13,420,700

Total Information Technology		202,606,978

Total Investments (99.6%) (Cost $631,370,796)		717,289,763
Other Assets Less Liabilities (0.4%)		3,225,036

Net Assets (100%)		$720,514,799

*	Non-income producing.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2007 (Unaudited)

Investment security transactions for the nine months ended July 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$498,020,068
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$971,933,122

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,783,238
Aggregate gross unrealized depreciation	(10,135,387)

Net unrealized appreciation	$85,647,851

Federal income tax cost of investments	$631,641,912

For the nine months ended July 31, 2007, the Fund incurred approximately $16,108 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $91,094,666 of which $30,354,133 expires in the year 2010, $60,740,533 expires in the year 2011.

See Notes to Portfolio of Investments.

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.4%)
Auto Components (0.3%)
Beru AG	16,000	$1,640,866
Dana Corp.*	50,000	33,500
Modine Manufacturing Co.	30,500	780,800
Proliance International, Inc.*^	7,113	16,289
Tenneco, Inc.*	2,000	70,600

		2,542,055

Automobiles (0.4%)
General Motors Corp.	90,000	2,916,000

Distributors (0.1%)
Keystone Automotive Industries, Inc.*	6,000	280,560

Diversified Consumer Services (0.9%)
Career Education Corp.*	10,000	296,800
Vertrue, Inc.*	140,000	6,917,400

		7,214,200

Hotels, Restaurants & Leisure (6.0%)
Boyd Gaming Corp.	54,000	2,381,400
CBRL Group, Inc.^	5,000	192,150
Churchill Downs, Inc.	42,000	1,952,160
Dover Motorsports, Inc.^	100,000	582,000
Gaylord Entertainment Co.*	20,000	999,600
Harrah’s Entertainment, Inc.	200,000	16,938,000
Hilton Hotels Corp.	410,000	18,126,100
Ladbrokes plc	275,500	2,269,522
Station Casinos, Inc.^	50,000	4,326,500

		47,767,432

Household Durables (1.2%)
Fedders Corp.*	70,000	6,650
Fortune Brands, Inc.	12,000	975,600
Harman International Industries, Inc.	70,000	8,120,000
Nobility Homes, Inc.	5,000	97,500
Skyline Corp.^	20,000	559,000

		9,758,750

Internet & Catalog Retail (0.1%)
IAC/InterActiveCorp*	5,000	143,700
Liberty Media Corp., Interactive, Class A*	40,000	838,000

		981,700

Leisure Equipment & Products (0.0%)
Fairchild Corp., Class A*	60,000	135,600

Media (11.9%)
Acme Communications, Inc.	66,000	261,360
Cablevision Systems Corp. - New York Group, Class A*	650,000	23,133,500
Catalina Marketing Corp.	50,000	1,509,500
CBS Corp., Class A	80,000	2,532,800
Clear Channel Communications, Inc.	650,000	23,985,000
Clear Channel Outdoor Holdings, Inc., Class A*^	20,000	549,000
Crown Media Holdings, Inc., Class A*^	130,000	894,400
Discovery Holding Co., Class A*	40,000	948,800
Dow Jones & Co., Inc.^	230,000	13,197,400
E.W. Scripps Co., Class A	6,000	245,820
Emmis Communications Corp., Class A	72,000	529,200
Fisher Communications, Inc.*^	66,000	3,018,180
Gemstar-TV Guide International, Inc.*	100,000	574,000
Granite Broadcasting Corp.*	254	9,144
Gray Television, Inc.	40,000	322,000
Interactive Data Corp.^	5,000	136,750
Interep National Radio Sales, Inc., Class A*	20,000	4,000
Liberty Media Corp., Capital Series, Class A*	35,000	4,005,750
Lin TV Corp., Class A*	510,000	7,721,400
McClatchy Co., Class A^	40,000	976,800
Media General, Inc., Class A^	39,000	1,099,800
PagesJaunes Groupe S.A.	100,000	2,013,295
Primedia, Inc.*^	235,000	554,600
Reuters Group plc (ADR)	5,000	375,000
Salem Communications Holding Corp., Class A*	50,000	424,500
Shaw Communications, Inc., Class B	15,000	712,950
Sinclair Broadcast Group, Inc., Class A	80,000	1,043,200
Tribune Co.	90,000	2,516,400
Triple Crown Media, Inc.*	10,000	87,900
Vivendi S.A.	30,000	1,273,064
Warner Music Group Corp.^	25,000	309,750
Young Broadcasting, Inc., Class A*	150,000	412,500

		95,377,763

Multiline Retail (0.0%)
Saks, Inc.^	3,000	55,530

Specialty Retail (0.5%)
CSK Auto Corp.*^	68,000	927,520
Midas, Inc.*	80,000	1,453,600
Pier 1 Imports, Inc.*^	55,000	358,600
Sally Beauty Holdings, Inc.*	110,000	883,300

		3,623,020

Total Consumer Discretionary		170,652,610

Consumer Staples (5.8%)
Beverages (0.2%)
Pernod-Ricard S.A.	9,600	2,011,849

Food & Staples Retailing (0.9%)
BJ’s Wholesale Club, Inc.*	1,000	33,960
Pathmark Stores, Inc.*	40,000	495,200
Spartan Stores, Inc.	8,000	234,160
SUPERVALU, Inc.	25,000	1,041,750
Topps Co., Inc.	300,000	2,880,000
Village Super Market, Inc., Class A	10,000	465,600
Wild Oats Markets, Inc.*	115,000	1,851,500

		7,002,170

Food Products (4.2%)
Cadbury Schweppes plc (ADR)	300,000	14,919,000
Campbell Soup Co.	12,000	441,960
Flowers Foods, Inc.^	9,000	184,500
Griffin Land & Nurseries, Inc.*	38,075	1,438,854
Groupe Danone (ADR)	240,000	3,432,000
H.J. Heinz Co.	70,000	3,063,200
Royal Numico N.V.	15,000	1,088,328
Sara Lee Corp.	470,000	7,449,500
Tootsie Roll Industries, Inc.^	51,500	1,289,045

		33,306,387

Personal Products (0.4%)
Alberto-Culver Co.	110,000	2,587,200
Herbalife Ltd.	5,000	204,900
Playtex Products, Inc.*	20,000	358,200

		3,150,300

Tobacco (0.1%)
Altadis S.A.	15,000	986,760

Total Consumer Staples		46,457,466

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (1.2%)
Energy Equipment & Services (0.1%)
RPC, Inc.^	52,500	$635,250

Oil, Gas & Consumable Fuels (1.1%)
Anadarko Petroleum Corp.	25,000	1,258,250
Devon Energy Corp.	5,000	373,050
Energy Partners Ltd.*	65,000	1,040,000
Forest Oil Corp.*	3,000	121,410
James River Coal Co. *^	60,000	508,200
Occidental Petroleum Corp.	5,000	283,600
Stone Energy Corp.*	35,000	1,137,500
Western Oil Sands, Inc.*	125,000	4,372,891

		9,094,901

Total Energy		9,730,151

Financials (10.0%)
Capital Markets (4.6%)
A.G. Edwards, Inc.	128,000	10,350,080
Ameriprise Financial, Inc.	2,700	162,729
Bank of New York Mellon Corp.	10,000	425,500
BKF Capital Group, Inc.*	70,000	192,500
Deutsche Bank AG (Registered)	9,000	1,226,520
Nuveen Investments, Inc., Class A^	306,000	18,708,840
State Street Corp.	10,000	670,300
SWS Group, Inc.	300,000	5,295,000

		37,031,469

Commercial Banks (3.3%)
ABN AMRO Holding N.V.	50,000	2,398,693
ABN AMRO Holding N.V. (ADR)	50,000	2,490,000
Compass Bancshares, Inc.	105,000	7,274,400
First Republic Bank/California	200,000	10,950,000
PNC Financial Services Group, Inc.	40,000	2,666,000

		25,779,093

Consumer Finance (0.9%)
American Express Co.	20,000	1,170,800
SLM Corp.	120,000	5,900,400

		7,071,200

Diversified Financial Services (0.3%)
Citigroup, Inc.	44,000	2,049,080
International Securities Exchange Holdings, Inc.	2,000	131,400

		2,180,480

Insurance (0.2%)
Argonaut Group, Inc.^	9,000	247,770
CNA Surety Corp.*	100,000	1,690,000

		1,937,770

Real Estate Investment Trusts (REITs) (0.0%)
Archstone-Smith Trust (REIT)	1,000	57,410
Kimco Realty Corp. (REIT)	13,000	485,290
Republic Property Trust (REIT)	1,000	14,020

		556,720

Thrifts & Mortgage Finance (0.7%)
Flushing Financial Corp.	35,000	522,200
New York Community Bancorp, Inc.^	50,000	811,500
NewAlliance Bancshares, Inc.^	68,600	926,786
Sovereign Bancorp, Inc.	180,000	3,445,200

		5,705,686

Total Financials		80,262,418

Health Care (5.7%)
Biotechnology (0.5%)
Tanox, Inc.*^	210,000	4,095,000

Health Care Equipment & Supplies (3.6%)
Advanced Medical Optics, Inc.*^	45,000	1,360,350
Arrow International, Inc.	20,000	883,800
Bausch & Lomb, Inc.	50,000	3,196,500
Cholestech Corp.*	5,000	105,500
CONMED Corp.*	50,000	1,395,000
Covidien Ltd.*	125,000	5,118,750
Cytyc Corp.*	1,000	42,100
Dade Behring Holdings, Inc.	120,000	8,982,000
DJO, Inc.*^	2,000	94,960
Exactech, Inc.*	70,000	1,112,300
ICU Medical, Inc.*^	16,000	531,840
Kensey Nash Corp.*	25,000	610,250
Kyphon, Inc.*	10,000	656,200
Lifecore Biomedical, Inc.*	100,000	1,529,000
Orthofix International N.V.*	4,000	172,240
Osteotech, Inc.*	13,000	93,210
Regeneration Technologies, Inc.*	105,000	1,125,600
St. Jude Medical, Inc.*	40,000	1,725,600
Thoratec Corp.*^	4,000	77,640
Young Innovations, Inc.	2,000	60,160

		28,873,000

Health Care Providers & Services (0.5%)
Chemed Corp.	3,000	189,840
Manor Care, Inc.	35,000	2,217,250
Sierra Health Services, Inc.*	40,000	1,625,600

		4,032,690

Health Care Technology (0.4%)
AMICAS, Inc.*^	130,000	460,200
IMS Health, Inc.	85,000	2,391,050

		2,851,250

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	500	37,080
Ventana Medical Systems, Inc.*^	12,000	1,000,080

		1,037,160

Pharmaceuticals (0.6%)
Allergan, Inc.	34,036	1,978,513
Alpharma, Inc., Class A	50,000	1,239,500
Bristol-Myers Squibb Co.	20,000	568,200
Collagenex Pharmaceuticals, Inc.*^ Taro Pharmaceuticals Industries Ltd.*	5,000 5,000	58,300 35,500
UCB S.A.	10,000	562,810
Wyeth	5,000	242,600

		4,685,423

Total Health Care		45,574,523

Industrials (8.7%)
Aerospace & Defense (0.7%)
Herley Industries, Inc.*	275,000	3,907,750
Honeywell International, Inc.	20,000	1,150,200
Safran S.A.	5,760	143,257

		5,201,207

Air Freight & Logistics (0.0%)
EGL, Inc.*	3,000	141,510

Building Products (0.2%)
Griffon Corp.*^	110,000	1,932,700

Commercial Services & Supplies (0.6%)
R.R. Donnelley & Sons Co.	20,000	845,200
Republic Services, Inc.	67,500	2,156,625
Rollins, Inc.	5,250	124,950
School Specialty, Inc.*	10,000	344,400
Waste Management, Inc.	30,000	1,140,900

		4,612,075

Construction & Engineering (0.1%)
Washington Group International, Inc.*	5,000	401,600

Electrical Equipment (1.4%)
Belden, Inc.^	34,000	1,862,520

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Cooper Industries Ltd., Class A	20,000	$1,058,400
Lamson & Sessions Co.*^	50,000	1,107,000
REpower Systems AG (Registered)*	2,200	399,465
SL Industries, Inc.*	71,000	1,258,830
Thomas & Betts Corp.*	95,000	5,871,000

		11,557,215

Industrial Conglomerates (1.5%)
Sequa Corp., Class A*	29,000	4,787,900
Sequa Corp., Class B*	7,000	1,155,000
Tyco International Ltd.	125,000	5,911,250

		11,854,150

Machinery (2.8%)
Ampco-Pittsburgh Corp.	7,000	295,540
Baldwin Technology Co., Class A*	70,000	415,100
CIRCOR International, Inc.	60,000	2,392,800
Crane Co.	55,000	2,522,300
Flowserve Corp.	33,000	2,384,910
ITT Corp.	65,000	4,087,200
Navistar International Corp.*	80,000	5,040,000
Tennant Co.	104,000	4,009,200
Watts Water Technologies, Inc., Class A^	30,000	1,047,300

		22,194,350

Road & Rail (0.5%)
Laidlaw International, Inc.	120,000	4,080,000
U.S. Xpress Enterprises, Inc., Class A*	8,000	141,120

		4,221,120

Trading Companies & Distributors (0.9%)
GATX Corp.	80,000	3,628,800
Kaman Corp.	100,000	3,349,000
United Rentals, Inc.*	6,000	192,840

		7,170,640

Total Industrials		69,286,567

Information Technology (9.4%)
Communications Equipment (0.6%)
Andrew Corp.*	70,000	984,200
Avaya, Inc.*	220,000	3,638,800

		4,623,000

Computers & Peripherals (0.3%)
Intermec, Inc.*^	85,000	2,178,550

Electronic Equipment & Instruments (1.1%)
CDW Corp.*	10,000	841,700
Excel Technology, Inc.*	110,000	2,751,100
Park Electrochemical Corp.	20,000	593,000
Tyco Electronics Ltd.*	125,000	4,477,500

		8,663,300

Internet Software & Services (2.9%) a Quantive, Inc.*	350,000	23,152,500
Jupitermedia Corp.*^	13,000	100,620

		23,253,120

IT Services (4.2%)
Affiliated Computer Services, Inc., Class A*	1,000	53,660
Alliance Data Systems Corp.*	140,000	10,752,000
BISYS Group, Inc.*^	3,000	35,910
Ceridian Corp.*	20,000	678,000
First Data Corp.	700,000	22,253,000

		33,772,570

Semiconductors & Semiconductor Equipment (0.1%)
MoSys, Inc.*^	69,100	581,131

Software (0.2%)
Borland Software Corp.*^	172,000	913,320
FalconStor Software, Inc.*	100,000	1,039,000
GSE Systems, Inc.*	2,830	19,810
Opsware, Inc.*^	2,000	28,200

		2,000,330

Total Information Technology		75,072,001

Materials (11.7%)
Chemicals (3.9%)
Ashland, Inc.	8,000	488,480
Ferro Corp.	100,000	2,235,000
Hercules, Inc.*	100,000	2,076,000
Huntsman Corp.	420,000	10,693,200
Lyondell Chemical Co.	5,000	224,500
Pioneer Cos., Inc.*^	146,000	5,051,600
Sensient Technologies Corp.	400,000	10,160,000

		30,928,780

Construction Materials (0.8%)
Florida Rock Industries, Inc.	100,000	6,351,000

Containers & Packaging (1.8%)
Greif, Inc., Class A^	50,000	2,750,000
Greif, Inc., Class B	4,000	205,560
Myers Industries, Inc.	540,000	11,550,600

		14,506,160

Metals & Mining (5.2%)
Alcan, Inc.	100,000	9,740,000
Alcoa, Inc.	180,000	6,876,000
Barrick Gold Corp.	110,000	3,619,000
Chaparral Steel Co.	250,000	21,010,000
Eramet	1,000	302,252
Gold Fields Ltd. (ADR)	25,000	413,000

		41,960,252

Total Materials		93,746,192

Telecommunication Services (10.1%)
Diversified Telecommunication Services (2.7%)
Asia Satellite Telecommunications Holdings Ltd. (ADR)	42,000	920,220
BCE, Inc.	250,000	9,460,000
Cincinnati Bell, Inc.*^	400,000	2,064,000
Citizens Communications Co.	10,000	144,300
D&E Communications, Inc.	40,000	632,000
Portugal Telecom SGPS S.A. (Registered)	600,000	8,430,251
Qwest Communications International, Inc.*	40,000	341,200

		21,991,971

Wireless Telecommunication Services (7.4%)
ALLTEL Corp.	355,000	23,412,250
Centennial Communications Corp.*	30,000	306,900
Crown Castle International Corp.*	20,000	725,000
Dobson Communications Corp., Class A*^	1,000,000	12,450,000
Millicom International Cellular S.A.*^	20,000	1,606,000
Price Communications Corp.	100,000	2,400,000
Rogers Communications, Inc., Class B	10,000	452,900
Rural Cellular Corp., Class A*	18,000	767,880
Sprint Nextel Corp.	300,000	6,159,000
U.S. Cellular Corp.*	110,000	10,670,000

		58,949,930

Total Telecommunication Services		80,941,901

THE ENTERPRISE GROUP OF FUNDS, INC.

AXA ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (10.1%)
Electric Utilities (2.5%)
DPL, Inc.	60,000	$1,594,800
Endesa S.A.	300,000	16,181,816
Northeast Utilities	45,000	1,230,300
Westar Energy, Inc.	30,000	690,600

		19,697,516

Gas Utilities (0.7%)
Laclede Group, Inc.^	1,000	29,550
SEMCO Energy, Inc.*^	600,000	4,572,000
Southwest Gas Corp.	30,000	932,400

		5,533,950

Independent Power Producers & Energy Traders (2.2%)
Mirant Corp.*	2,032	76,870
NRG Energy, Inc.*	26,000	1,002,300
TXU Corp.	260,000	16,965,000

		18,044,170

Multi-Utilities (4.7%)
Aquila, Inc.*	3,200,000	12,096,000
CH Energy Group, Inc.^	28,000	1,241,800
Energy East Corp.^	12,000	303,720
Integrys Energy Group, Inc.	6,000	296,940
KeySpan Corp.	350,000	14,542,500
NorthWestern Corp.^	280,000	7,576,800
NSTAR	40,000	1,258,000
Public Service Enterprise Group, Inc	4,000	332,960
Suez S.A. (VVPR)*	60,000	821

		37,649,541

Total Utilities		80,925,177

Total Common Stocks (94.1%) (Cost $715,611,625)		752,649,006

	Number of Warrants
WARRANTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Granite Broadcasting Corp., expiring 6/4/12*†	1,272	2,544

Utilities (0.0%)
Independent Power Producers & Energy Traders (0.0%)
Mirant Corp., Series A,expiring 1/3/11*	6,526	123,994

Total Warrants (0.0%) (Cost $8,798)		126,538

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (10.3%)
Banc of America Securities LLC,
Repurchase Agreement 5.39%, 8/1/07 (r)	$81,802,063	81,802,063

Time Deposit (5.9%)
JPMorgan Chase Nassau 4.79%, 8/1/07	47,253,282	47,253,282

Total Short-Term Investments (16.2%) (Amortized Cost $129,055,345)		129,055,345

Total Investments (110.3%) (Cost/Amortized Cost $844,675,768)		881,830,889
Other Assets Less Liabilities (-10.3%)		(82,094,397)

Net Assets (100%)		$799,736,492

* Non-income producing.
^ All, or a portion of security out on loan (See Note 1).

† Securities (totaling $2,544 or 0.0% of net assets) valued at fair

(r) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

VVPR — Verlaagde Vooheffing Precompte Reduit

Investment security transactions for the nine months ended July 31, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,241,808,364
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$971,164,471

As of July 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,739,586
Aggregate gross unrealized depreciation	(33,846,274)

Net unrealized appreciation	$35,893,312

Federal income tax cost of investments	$845,937,577

At July 31, 2007, the Portfolio had loaned securities with a total value of $81,426,734. This was secured by collateral of $81,802,063 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended July 31, 2007, the Fund incurred approximately $651,734 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2007 (Unaudited)

Note 1 Valuation

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Board of Directors (“Directors”).

Pursuant to procedures approved by the Directors, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Directors, in EGF’s calculation of net asset values for each applicable Fund when EGF’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on debt securities using the effective yield method) is accrued daily.

Foreign Currency Valuation:

The books and records of EGF are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

July 31, 2007 (Unaudited)

paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Funds, the Directors have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade and liquid debt securities at least equal at all times to the market value of the security loaned. The securities loaned are marked to market on a daily basis to ensure the collateral is sufficient. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. The Funds bear the risk of any loss in market value of the collateral.

Illiquid Securities:

At times, the Funds may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Funds will be able to do so. In addition, the Funds may incur certain costs related to the disposition of such securities. Any securities that Enterprise has deemed to be illiquid have been denoted as such in the Portfolios of Investments.

Repurchase Agreements:

The Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

The Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

July 31, 2007 (Unaudited)

on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

The Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with EGF’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. The Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

July 31, 2007 (Unaudited)

The Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with EGF’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

The Funds may purchase foreign currency on a spot (or cash) basis. In addition, the Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statements of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

The Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with EGF’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by EGF’s Board of Directors. Swaps agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. Neither of the Funds had swap contracts outstanding at July 31, 2007.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

THE ENTERPRISE GROUP OF FUNDS, INC.

NOTES TO PORTFOLIO OF INVESTMENTS — (Concluded)

July 31, 2007 (Unaudited)

The Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Note 2 Subsequent Events

AXA Financial, Inc., the parent company of ECM, the adviser for EGF, has entered into an agreement with Goldman Sachs Asset Management, L.P., to reorganize certain assets of its retail mutual fund business.

Current shareholders of the AXA Enterprise Mergers and Acquisitions Fund are not affected by this agreement or the fund reorganizations.

In connection with the agreement, in December 2006, the Board of Directors of EGF approved the reorganization of the AXA Equitable Growth Fund into the Goldman Sachs Capital Growth Fund advised by Goldman Sachs Asset Management, L.P. A shareholder meeting called for shareholders to vote on the agreement was held on May 9, 2007 and adjourned until June 7, 2007, at which time it was further adjourned. The meeting was reconvened on September 6, 2007 and adjourned until October 9, 2007.

Item 2.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Enterprise Group of Funds, Inc.

By:	/s/ Steven M. Joenk
Steven M. Joenk President September 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk Chief Executive Officer September 18, 2007

By:	/s/ Brian Walsh
Brian Walsh Chief Financial Officer and Treasurer September 18, 2007